INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 14,386	$ 11,635
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	15,695	12,515	$ 10,470
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (1,309)	$ (880)	$ (576)